Licenses and Goodwill 2 (Details) (USD $)	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008
Indefinite Lived Intangible Assets Including Goodwill [Abstract]
Loss on impairment of intangible assets - built licenses	$ 14,000,000	$ 56,100,000
Loss on impairment of intangible assets - unbuilt licenses		330,600,000
Loss on impairment of intangible assets	$ 14,000,000	$ 386,653,000